Summary Prospectus	December 20, 2013

Invesco Equity and Income Fund

Class: A (ACEIX), B (ACEQX), C (ACERX), R (ACESX), Y (ACETX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated December 20, 2013, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective(s)
The Fund’s investment objective is current income and, secondarily, capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	R	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	R	Y

Management Fees	0.35%	0.35%	0.35%	0.35%	0.35%

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	0.50	None

Other Expenses	0.19	0.19	0.19	0.19	0.19

Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses	0.80	1.55	1.55	1.05	0.55

Fee Waiver (and/or Expense Reimbursement)[1]	0.01	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.79	1.54	1.54	1.04	0.54

1	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least December 31, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fee Invesco receives on the uninvested cash from the affiliated money market fund in which the Fund invests.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 years	10 years

Class A	$626	$790	$969	$1,484

Class B	$657	$789	$1,044	$1,643

Class C	$257	$489	$844	$1,845

Class R	$106	$333	$578	$1,282

Class Y	$55	$175	$306	$688

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 years	10 years

Class A	$626	$790	$969	$1,484

Class B	$157	$489	$844	$1,643

Class C	$157	$489	$844	$1,845

Class R	$106	$333	$578	$1,282

Class Y	$55	$175	$306	$688

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity and income securities, and in derivatives and other instruments that have economic characteristics similar to such securities.

The Fund may invest in securities of issuers of all capitalization sizes; however, a substantial number of the issuers in which the Fund invests are large-capitalization issuers.

1        Invesco Equity and Income Fund

VK-EQI-SUMPRO-1

The Fund invests, under normal circumstances, at least 65% of its net assets in income-producing equity investments, such as dividend paying common or preferred stocks.

The Fund may invest in income-producing equity instruments (subject to the 65% policy above), debt securities and warrants or rights to acquire such securities, in such proportions as economic conditions indicate would best accomplish the Fund’s objectives. It is the current operating policy of the Fund to invest in debt securities rated investment grade. It is also the operating policy of the Fund to invest not more than 10% of its net assets in debt securities rated Baa by Moody’s Investors Service (Moody’s) or BBB by Standard & Poor’s Ratings Services (S&P), or in unrated securities determined by the Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), to be of comparable quality at the time of purchase. These operating policies do not apply to convertible securities, which are selected primarily on the basis of their equity characteristics.

The Fund may invest up to 15% of its net assets in real estate investment trusts (REITs).

The Fund may invest up to 25% of its net assets in securities of foreign issuers or depositary receipts.

The Fund can invest in derivative instruments including forward foreign currency contracts, futures contracts and options.

The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund can use futures contracts to seek exposure to certain asset classes and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund can use options to seek alpha (return on investments in excess of the Russell 1000® Value Index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

In selecting securities, the Adviser focuses on a security’s potential for income with safety of principal and long-term growth of capital. The Adviser emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change.

The Fund may dispose of a security when the security reaches the Adviser’s estimate of fair value or when the Adviser identifies a more attractive investment opportunity.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other asset. In addition to risks relating to their underlying assets, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, margin, leverage, correlation, liquidity, tax, market, interest rate and management risks, as well as the risk of potential increased regulation of derivatives. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Each of these risks is greater for the Fund than mutual funds that do not use derivatives to implement their investment strategy.

Equity Risk. Equity risk is the risk that the value of securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate or factors relating to specific companies in which the Fund invests, either directly or through derivative instruments. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities held by the Fund; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities held by the Fund. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Income Risk. The income you receive from the Fund is based primarily on prevailing interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from the Fund may drop as well.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small- and mid-cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of

2        Invesco Equity and Income Fund

management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Value Investing Style Risk. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark and a style specific benchmark. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund’s and the Van Kampen Equity and Income Fund’s (the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class A, Class B, Class C, Class R and Class I shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Class A, Class B, Class C, Class R and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C, Class R and Class Y shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C, Class R and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A and Class B shares has been restated to reflect the Fund’s applicable sales charge.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns

The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares year-to-date (ended September 30, 2013): 17.31%
Best Quarter (ended September 30, 2009): 16.89%
Worst Quarter (ended December 31, 2008): -12.90%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10	Since
	Year	Years	Years	Inception

Class A shares: (Inception 08/03/60)
Return Before Taxes	6.73%	1.94%	6.52%	—
Return After Taxes on Distributions	6.31	1.49	5.80	—
Return After Taxes on Distributions and Sale of Fund Shares	4.75	1.50	5.48	—

Class B shares: (Inception 05/01/92)	7.48	2.61	6.75	—

Class C shares: (Inception 07/06/93)	11.09	2.34	6.35	—

Class R shares: (Inception 10/01/02)	12.69	2.85	6.89	—

Class Y shares: (Inception 12/22/04)	13.16	3.35	—	5.14%

Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)	17.51	0.59	7.38	—

Barclays U.S. Government/Credit Index (reflects no deductions for fees, expenses or taxes)	4.82	6.06	5.25	—

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

Length of Service
Portfolio Managers	Title	on the Fund

Thomas Bastian	Portfolio Manager (lead)	2010 (predecessor fund 2003)

Chuck Burge	Portfolio Manager	2010

Mary Jayne Maly	Portfolio Manager	2010 (predecessor fund since 2008)

Sergio Marcheli	Portfolio Manager	2010 (predecessor fund since 2003)

James Roeder	Portfolio Manager	2010 (predecessor fund since 1999)

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.

There are no minimum investments for Class R shares for fund accounts. New or additional investments in Class B shares are not permitted. The minimum investments for Class A, C and Y shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing

3        Invesco Equity and Income Fund

through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

invesco.com/us  VK-EQI-SUMPRO-1

Summary Prospectus	December 20, 2013

Invesco Equity and Income Fund

Class: R5 (ACEKX), R6 (IEIFX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 659-1005 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated December 20, 2013, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective(s)
The Fund’s investment objective is current income and, secondarily, capital appreciation. Long-term growth of capital is an important secondary investment objective.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	R5	R6

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	R5	R6

Management Fees	0.35%	0.35%

Distribution and/or Service (12b-1) Fees	None	None

Other Expenses	0.13	0.03

Acquired Fund Fees and Expenses	0.01	0.01

Total Annual Fund Operating Expenses	0.49	0.39

Fee Waiver (and/or Expense Reimbursement)[1]	0.01	0.01

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.48	0.38

1	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least December 31, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fee Invesco receives on the uninvested cash from the affiliated money market fund in which the Fund invests.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class R5	$49	$156	$273	$615

Class R6	$39	$124	$218	$492

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund, invests under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity and income securities, and in derivatives and other instruments that have economic characteristics similar to such securities.

The Fund may invest in securities of issuers of all capitalization sizes; however, a substantial number of the issuers in which the Fund invests are large-capitalization issuers.

The Fund, under normal circumstances, invests at least 65% of its net assets in income-producing equity securities, such as dividend paying common or preferred stocks.

The Fund may invest in income-producing equity instruments (subject to the 65% policy above), debt securities and warrants or rights to acquire such securities, in such proportions as economic conditions indicate would best accomplish the Fund’s objectives. It is the current operating policy of the Fund to invest in debt securities rated investment grade. It is also the operating policy of the Fund to invest not more than 10% of its net assets in debt securities rated Baa by Moody’s Investors Service (Moody’s) or BBB by Standard & Poor’s Ratings Services (S&P), or in unrated securities determined by the Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), to be of comparable quality at the time of purchase. These operating policies do not apply to convertible securities, which are selected primarily on the basis of their equity characteristics.

The Fund may invest up to 15% of its net assets in real estate investment trusts (REITs).

The Fund may invest up to 25% of its net assets in securities of foreign issuers or depositary receipts.

1        Invesco Equity and Income Fund

VK-EQI-SUMPRO-2

The Fund can invest in derivative instruments including forward foreign currency contracts, futures contracts and options.

The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund can use futures contracts to seek exposure to certain asset classes and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund can use options to seek alpha (return on investments in excess of the Russell 1000® Value Index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

In selecting securities, the Adviser focuses on a security’s potential for income with safety of principal and long-term growth of capital. The Adviser emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change.

The Fund may dispose of a security when the security reaches the Adviser’s estimate of fair value or when the Adviser identifies a more attractive investment opportunity.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other asset. In addition to risks relating to their underlying assets, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, margin, leverage, correlation, liquidity, tax, market, interest rate and management risks, as well as the risk of potential increased regulation of derivatives. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Each of these risks is greater for the Fund than mutual funds that do not use derivatives to implement their investment strategy.

Equity Risk. Equity risk is the risk that the value of securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate or factors relating to specific companies in which the Fund invests, either directly or through derivative instruments. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities held by the Fund; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities held by the Fund. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Income Risk. The income you receive from the Fund is based primarily on prevailing interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from the Fund may drop as well.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small- and mid-cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Value Investing Style Risk. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are

2        Invesco Equity and Income Fund

less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark and a style specific benchmark. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund’s and the Van Kampen Equity and Income Fund’s (the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns for Class R5 shown prior to June 1, 2010 are those of the Class A shares of the predecessor fund. Class R6 shares of the Fund have less than a calendar year of performance; therefore, the returns shown are those of the Fund’s (and predecessor fund’s) Class A shares, which are not offered in this prospectus. The predecessor fund was advised by Van Kampen Asset Management. Class R5 and Class R6 shares’ returns of the Fund will be different from the predecessor fund as they have different expenses.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns

Class R5 shares year-to-date (ended September 30, 2013): 17.59%
Best Quarter (ended December 31, 2011): 8.82%
Worst Quarter (ended September 30, 2011): -12.69%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Class R5 shares[1]: Inception (06/01/10)
Return Before Taxes	13.24%	3.28%	7.23%
Return After Taxes on Distributions	12.74	2.79	6.49
Return After Taxes on Distributions and Sale of Fund Shares	9.07	2.65	6.12

Class R6 shares[1]: Inception (09/24/12)	13.00	3.11	7.14

Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)	17.51	0.59	7.38

Barclays U.S. Government/Credit Index (reflects no deductions for fees, expenses or taxes)	4.82	6.06	5.25

1	Class R5 and Class R6 shares’ performance shown prior to the inception date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. The inception date of the predecessor fund’s Class A shares is August 3, 1960.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 shares only and after-tax returns for other classes will vary.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

Portfolio Managers	Title	Length of Service on the Fund

Thomas Bastian	Portfolio Manager (lead)	2010 (predecessor fund 2003)

Chuck Burge	Portfolio Manager	2010

Mary Jayne Maly	Portfolio Manager	2010 (predecessor fund since 2008)

Sergio Marcheli	Portfolio Manager	2010 (predecessor fund since 2003)

James Roeder	Portfolio Manager	2010 (predecessor fund since 1999)

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

There is no minimum initial investment for (i) a defined contribution plan with at least $100 million of combined defined contribution and defined benefit plan assets, or (ii) Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets and trades multiple plans through an omnibus account. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.

The minimum initial investment for all other institutional investors is $10 million, unless such investment is made by an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, in which case there is no minimum initial investment.

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

3        Invesco Equity and Income Fund

invesco.com/us  VK-EQI-SUMPRO-2